Employee benefit	6 Months Ended
Jun. 30, 2026
Disclosure of information about defined benefit plans [abstract]
Employee benefit	Employee benefit
Defined benefit obligation

(in thousands of euro)	June 30, 2026	December 31, 2025

Allowance for retirement defined benefit	1,678	1,665
Allowance for seniority awards	272	258
Defined benefit obligations	1,951	1,923
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2025	2,730

Service cost	420
Payments (benefits and contributions paid by the employer)	(94)
Actuarial (gain) / loss	(281)

As of December 31, 2025	1,923

Service cost	132
Payments (benefits and contributions paid by the employer)	(104)
Actuarial (gain) / loss	—

As of June 30, 2026	1,951
There are no assets covering this liability.
Discount rates used by the Company to evaluate retirement benefits were based on iBoxx Corporate AA. The discount rate applied to end-of-career benefits was 3.85% both as of June 30, 2026 and December 31, 2025,.